Subsequent Events	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events [Text Block]
Subsequent Events
Delivery of vessels from shipyards
During the period from January 1, 2017 to February 28, 2017, we took delivery of the following five vessels that were under construction as of December 31, 2016 (see Note 5):

•	SBI Samson, a Ultramax vessel

•	SBI Parapara, a Kamsarmax vessel

•	SBI Phoenix, a Ultramax vessel

•	SBI Swing, a Kamsarmax vessel

•	SBI Mazurka, a Kamsarmax vessel
Borrowings and repayments under secured credit facilities
During the period from January 1, 2017 to February 28, 2017, we borrowed an aggregate amount of $38.4 million under our secured credit facilities.
During the period from January 1, 2017 to February 28, 2017, we made a prepayment of $1.5 million on our secured credit facilities, which was made simultaneously to loan drawdowns. A summary of our outstanding borrowing under our credit facilities as of February 28, 2017 is as follows (dollars in thousands):

	February 28, 2017
	Amount outstanding	Amount available
$39.6 Million Credit Facility	$20,144	$—
$409 Million Credit Facility	179,473	—
$330 Million Credit Facility	250,959	13,200
$42 Million Credit Facility	38,512	—
$67.5 Million Credit Facility	40,461	—
$12.5 Million Credit Facility	10,379	—
$27.3 Million Credit Facility	19,375	—
Total	$559,303	$13,200

Credit facility amendments
$42.0 Million Credit Facility
In January 2017, the Company reached an agreement with the lender that (i) allows us to defer 4 quarters of debt repayment to the balloon amount in exchange for a prepayment equal to 4 quarters of scheduled repayments, which was made in Q4 2016 and (ii) waives the interest coverage covenant for 2018, and amends the level to 1.0 to 1.0 for 1Q 2019 and 2Q 2019 (both calculated on a year to date basis), 2.5 to 1.0 for 3Q 2019 (calculated on a year to date basis) and 2.5 to 1.0 for 4Q 2019 and thereafter (calculated on a trailing four quarters basis).